Warrant liabilities (Details) - Warrant [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance | shares		270,500
Weighted average exercise price, beginning balance	$ 92,000
Average remaining period		1 year 2 months 15 days	1 year 8 months 15 days
Issued | shares
Weighted average exercise price, Issued
Forfeited | ¥
Weighted average exercise price, Forfeited
Exercised | shares
Weighted average exercise price, Exercised
Expired | shares
Weighted average exercise price, Expired
Ending balance | shares		270,500	270,500
Weighted average exercise price, ending balance	$ 92,000		$ 92,000